                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-01136

                              SECURITY EQUITY FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                     Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                   NUMBER OF         MARKET
                                                     SHARES           VALUE
COMMON STOCKS - 50.2%
AEROSPACE & DEFENSE - 3.8%
Boeing Company                                         6,200     $    409,200
United Technologies Corporation                        9,500          487,825
                                                                 ------------
                                                                      897,025
                                                                 ------------

AGRICULTURAL PRODUCTS - 0.9%
Archer-Daniels-Midland Company                        10,000          213,800
                                                                 ------------

AIRLINES - 0.7%
Alaska Air Group, Inc.*                                1,100           32,725
Continental Airlines, Inc. (Cl.B)*                    10,200          135,456
                                                                 ------------
                                                                      168,181
                                                                 ------------

APPAREL RETAIL - 0.4%
AnnTaylor Stores Corporation*                          3,700           89,836
                                                                 ------------

BIOTECHNOLOGY - 0.5%
Amgen, Inc.*                                           2,000          120,920
                                                                 ------------

BUILDING PRODUCTS - 0.8%
Armstrong Holdings, Inc.*                              2,300            5,566
York International Corporation                         4,800          182,400
                                                                 ------------
                                                                      187,966
                                                                 ------------

COMMERCIAL PRINTING - 0.6%
R.R. Donnelley & Sons Company                          3,800          131,138
                                                                 ------------

COMPUTER HARDWARE - 0.9%
NCR Corporation*                                       5,800          203,696
                                                                 ------------

CONSTRUCTION & ENGINEERING - 2.8%
Chicago Bridge & Iron Company N.V                      3,400           77,724
Fluor Corporation                                      8,800          506,792
Shaw Group, Inc.*                                      4,100           88,191
                                                                 ------------
                                                                      672,707
                                                                 ------------

CONSTRUCTION & FARM MACHINERY - 4.0%
Bucyrus International, Inc.                            5,800          220,284
CNH Global N.V                                         6,600          124,674
Deere & Company                                        7,100          464,979
Trinity Industries, Inc.                               4,100          131,323
                                                                 ------------
                                                                      941,260
                                                                 ------------

DIVERSIFIED METALS & MINING - 8.2%
Alumina, ltd. Adr                                     10,700          182,007
Anglo American plc ADR                                 1,100           25,850
Foundation Coal Holdings, Inc.                        16,400          425,416
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)            7,200          269,568
Inco, Ltd.*                                            3,900          147,225
James River Coal Company*                              3,900          135,135
Noranda, Inc.                                         13,600          235,280
Phelps Dodge Corporation                               4,000          370,000
Rio Tinto plc ADR                                      1,300          158,496
                                                                 ------------
                                                                    1,948,977
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                   NUMBER OF         MARKET
                                                    SHARES            VALUE
COMMON STOCKS (CONTINUED)
EXCHANGE TRADED FUNDS - 0.7%
Health Care Select Sector SPDR                         3,800     $    117,762
iShares MSCI Taiwan Index Fund                         4,100           49,610
                                                                 ------------
                                                                      167,372
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS - 0.4%
Syngenta AG ADR*                                       4,800           97,872
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES - 2.3%
Carnival Corporation                                   6,100          332,755
Starwood Hotels & Resorts Worldwide, Inc.              3,800          222,566
                                                                 ------------
                                                                      555,321
                                                                 ------------

INDUSTRIAL MACHINERY - 2.7%
Joy Global, Inc.                                      14,800          497,132
Watts Waters Technologies, Inc.                        4,400          147,356
                                                                 ------------
                                                                      644,488
                                                                 ------------


INTERNET SOFTWARE & SERVICES - 0.9%
Sina Corporation*                                      1,100           30,690
Yahoo!, Inc.*                                          5,600          194,040
                                                                 ------------
                                                                      224,730
                                                                 ------------

LIFE & HEALTH INSURANCE - 0.4%
Lincoln National Corporation                           2,000           93,840
                                                                 ------------

MANAGED HEALTH CARE - 0.2%
WellCare Group, Inc.*                                  1,600           56,816
                                                                 ------------

MULTI-LINE INSURANCE - 0.6%
Loews Corporation                                      2,000          155,000
                                                                 ------------

OIL & GAS DRILLING - 1.0%
Precision Drilling Corporation*                        6,300          248,724
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES - 1.4%
FMC Technologies, Inc.*                                1,900           60,743
Technip S.A. ADR                                       5,900          274,940
                                                                 ------------
                                                                      335,683
                                                                 ------------

OIL & GAS REFINING & MARKETING - 0.3%
Sasol, Ltd. ADR                                        2,700           72,846
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.4%
Brascan Corporation                                    8,700          331,992
                                                                 ------------

PACKAGED FOODS & MEATS - 0.4%
Tyson Foods, Inc.                                      5,000           89,000
                                                                 ------------

PROPERTY & CASUALTY INSURANCE - 0.4%
Ace, Ltd.                                              2,000           89,700
                                                                 ------------

RAILROADS - 0.8%
Kansas City Southern*                                  9,600          193,728
                                                                 ------------

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                   NUMBER OF         MARKET
                                                    SHARES            VALUE
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT - 2.1%
Lam Research Corporation*                             9,900     $    286,506
Mykrolis Corporation*                                15,200          215,992
                                                                ------------
                                                                     502,498
                                                                ------------

SEMICONDUCTORS - 2.3%
Analog Devices, Inc.                                  4,500          167,895
Texas Instruments, Inc.                              13,200          370,524
                                                                ------------
                                                                     538,419
                                                                ------------

SPECIALTY CHEMICALS - 1.0%
Minerals Technologies, Inc.                           3,700          227,920
                                                                ------------

SPECIALTY STORES - 1.2%
Michael's Stores, Inc.                                7,000          289,590
                                                                ------------

STEEL - 0.5%
NN, Inc.                                              8,500          107,780
                                                                ------------

SYSTEMS SOFTWARE - 3.6%
McAfee, Inc.*                                        14,100          369,138
Red Hat, Inc.*                                       11,900          155,890
SAP AG ADR                                            7,500          324,750
                                                                ------------
                                                                     849,778
                                                                ------------

TECHNOLOGY DISTRIBUTORS - 0.2%
Anixter International, Inc.*                          1,200           44,604
                                                                ------------

TIRES & RUBBER - 0.3%
Goodyear Tire & Rubber Company*                       4,100           61,090
                                                                ------------

TRADING COMPANIES & DISTRIBUTORS - 1.5%
GATX Corporation                                     10,000          345,000
                                                                ------------
TOTAL COMMON STOCKS
     (cost $12,006,084)                                           11,899,297
                                                                ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 37.0%
Federal Home Loan Bank:
     3.199%, 09-01-05(2)                       $    125,000          124,277
     3.309%, 09-07-05(2)                       $    250,000          248,413
     3.425%, 09-28-05(2)                       $    525,000          520,639
Federal Home Loan Mortgage Corporation:
     3.019%, 07-19-05(2)                       $    600,000          599,043
     3.065%, 07-26-05(2)                       $  1,100,000        1,097,563
     3.096%, 08-02-05(2)                       $    250,000          249,276
     3.132%, 08-09-05(2)                       $    750,000          747,351
     3.168%, 08-16-05(2)                       $  1,000,000          995,834
     3.184%, 08-23-05(2)                       $    950,000          945,441
     3.314%, 09-13-05(2)                       $    650,000          645,510
     3.354%, 09-20-05(2)                       $    500,000          496,220
     3.374%, 09-27-05(2)                       $    300,000          297,536

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                                                              PRINCIPAL
                                                                              AMOUNT OR
                                                                              NUMBER OF            MARKET
                                                                                SHARES             VALUE
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
Federal National Mortgage Association:
     2.988%, 07-05-05(2)                                                    $    600,000      $    599,788
     3.008%, 07-11-05(2)                                                    $    300,000           299,734
     3.24%, 08-31-05(2)                                                     $    825,000           820,443
     3.291%, 09-07-05(2)                                                    $    100,000            99,365
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $8,787,849)                                                                           8,786,433
                                                                                              ------------

ASSET BACKED SECURITIES - 2.9%
AUTO - 1.2%
Ford Credit Auto Owner Trust, 2002-D A4B, 3.34% - 2006(1),(2)               $    269,418           269,507
                                                                                              ------------

OTHER - 1.7%
Credit-Based Asset Servicing & Securitization, 2005-CB2, 3.414% - 2036(2)   $    405,903           405,929
                                                                                              ------------
TOTAL ASSET BACKED SECURITIES
     (cost $675,531)                                                                               675,436
                                                                                              ------------
TOTAL INVESTMENTS
     (cost $21,469,464)                                                                         21,361,166
                                                                                              ------------

SHORT POSITIONS - (4.1%)
CASINOS & GAMING - (0.3%)
WMS Industries, Inc.*                                                             (1,900)          (64,125)
                                                                                              ------------

DIVERSIFIED BANKS - (0.9%)
Wachovia Corporation                                                              (4,500)         (223,200)
                                                                                              ------------

EXCHANGE TRADED FUNDS - (2.9%)
Diamonds Trust, Series I                                                          (3,700)         (379,990)
Regional Bank Holders Trust                                                       (2,200)         (295,152)
                                                                                              ------------
                                                                                                  (675,142)
                                                                                              ------------
TOTAL SHORT POSITIONS
     (proceeds $966,743)                                                                          (962,467)
                                                                                              ------------
CASH & OTHER ASSETS, LESS LIABILITIES - 14.0%(3)                                                 3,331,097
TOTAL NET ASSETS - 100.0%                                                                     $ 23,729,796
                                                                                              ============

For federal income tax purposes the indentified cost of investments owned at June 30, 2005 was $21,519,081. For federal income tax purposes, the net unrealized depreciation on investments amounted to $157,915 which consisted of $59,228 of aggregate gross unrealized appreciation, and $217,143 of aggregate gross unrealized depreciation.
* Non-income producing security
ADR (American Depositary Receipt)
plc (public limited company)
(1) Variable rate security.  Rate indicated is rate effective at June 30, 2005.
(2) Security is segregated as collateral for open futures contracts.
(3) Certain amount of cash is segregated as collateral for short positions and futures contracts.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

OPEN FUTURES CONTRACTS
POSITION                                                             Long
NUMBER OF CONTRACTS                                                   33
EXPIRATION DATE                                                     09/16/05
CONTRACT AMOUNT                                                   $9,916,090
MARKET VALUE                                                      $9,862,875
UNREALIZED GAIN                                                    ($53,215)

  SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                    NUMBER OF        MARKET
                                                     SHARES           VALUE
COMMON STOCKS - 98.5%
ADVERTISING - 0.1%
Omnicom Group, Inc.                                     100     $      7,986
                                                                ------------

AEROSPACE & DEFENSE - 2.1%
Boeing Company                                        1,147           75,702
Honeywell International, Inc.                         1,185           43,407
Lockheed Martin Corporation                             988           64,092
Northrop Grumman Corporation                            580           32,045
Raytheon Company                                      1,400           54,768
United Technologies Corporation                         780           40,053
                                                                ------------
                                                                     310,067
                                                                ------------

AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                        2,266           48,447
                                                                ------------

AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corporation                                       558           45,204
Ryder System, Inc.                                      200            7,320
United Parcel Service, Inc. (Cl.B)                    1,558          107,751
                                                                ------------
                                                                     160,275
                                                                ------------

ALUMINUM - 0.2%
Alcoa, Inc.                                             974           25,451
                                                                ------------

APPAREL RETAIL - 0.6%
Limited Brands, Inc.                                  1,900           40,698
TJX Companies, Inc.                                   1,900           46,265
                                                                ------------
                                                                      86,963
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Jones Apparel Group, Inc.                             1,000           31,040
                                                                ------------

APPLICATION SOFTWARE - 0.5%
Autodesk, Inc.                                          200            6,874
Citrix Systems, Inc.*                                   900           19,494
Mercury Interactive Corporation*                        900           34,524
Parametric Technology Corporation*                    1,593           10,163
                                                                ------------
                                                                      71,055
                                                                ------------

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                           36            1,036
Federated Investors, Inc. (Cl.B)                      1,100           33,011
Franklin Resources, Inc.                                700           53,886
Mellon Financial Corporation                          1,611           46,220
                                                                ------------
                                                                     134,153
                                                                ------------

AUTO PARTS & EQUIPMENT - 0.1%
Johnson Controls, Inc.                                  300           16,899
                                                                ------------

AUTOMOBILE MANUFACTURERS - 0.0%
Ford Motor Company                                      307            3,144
                                                                ------------

AUTOMOTIVE RETAIL - 0.2%
AutoNation, Inc.*                                     1,200           24,624
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY - 1.1%
Amgen, Inc.*                                           2,164     $    130,835
Biogen Idec, Inc.*                                     1,000           34,450
                                                                 ------------
                                                                      165,285
                                                                 ------------

BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                           724           33,123
Molson Coors Brewing Company (Cl.B)                      200           12,400
                                                                 ------------
                                                                       45,523
                                                                 ------------

BROADCASTING & CABLE TV - 1.0%
Clear Channel Communications, Inc.                     1,636           50,601
Comcast Corporation*                                   3,479          106,805
                                                                 ------------
                                                                      157,406
                                                                 ------------

BUILDING PRODUCTS - 0.3%
Masco Corporation                                      1,504           47,767
                                                                 ------------

CASINOS & GAMING - 0.2%
International Game Technology                          1,100           30,965
                                                                 ------------

COMMERCIAL PRINTING - 0.1%
R.R. Donnelley & Sons Company                            400           13,804
                                                                 ------------

COMMUNICATIONS EQUIPMENT - 2.4%
Avaya, Inc.*                                           2,900           24,128
Cisco Systems, Inc.*                                  10,202          194,960
Comverse Technology, Inc.*                               600           14,190
Corning, Inc.*                                           700           11,634
Motorola, Inc.                                         2,353           42,966
Qualcomm, Inc.                                         1,658           54,731
Tellabs, Inc.*                                         2,300           20,010
                                                                 ------------
                                                                      362,619
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL - 0.3%
Circuit City Stores, Inc.                              2,000           34,580
RadioShack Corporation                                   200            4,634
                                                                 ------------
                                                                       39,214
                                                                 ------------

COMPUTER HARDWARE - 3.0%
Apple Computer, Inc.*                                  1,900           69,939
Dell, Inc.*                                            3,284          129,751
Hewlett-Packard Company                                2,708           63,665
International Business Machines Corporation            2,563          190,175
NCR Corporation*                                          70            2,458
                                                                 ------------
                                                                      455,988
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS - 0.6%
EMC Corporation*                                       4,410           60,461
Lexmark International, Inc.*                             500           32,415
                                                                 ------------
                                                                       92,876
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                             NUMBER OF         MARKET
                                                               SHARES           VALUE
COMMON STOCKS (CONTINUED)
CONSTRUCTION & FARM MACHINERY - 1.0%
Caterpillar, Inc.                                                  193          $18,395
Cummins, Inc.                                                      400           29,844
Deere & Company                                                    800           52,392
Paccar, Inc.                                                       698           47,464
                                                                           ------------
                                                                                148,095
                                                                           ------------

CONSUMER FINANCE - 1.4%
American Express Company                                         2,123          113,007
MBNA Corporation                                                 2,948           77,120
SLM Corporation                                                    300           15,240
                                                                           ------------
                                                                                205,367
                                                                           ------------

DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Affiliated Computer Services, Inc.*                                300           15,330
Automatic Data Processing, Inc.                                    117            4,910
Computer Sciences Corporation*                                     900           39,330
Convergys Corporation*                                             200            2,844
Electronic Data Systems Corporation                                900           17,325
First Data Corporation                                           1,749           70,205
Sabre Holdings Corporation                                       1,500           29,925
                                                                           ------------
                                                                                179,869
                                                                           ------------

DEPARTMENT STORES - 0.7%
Federated Department Stores, Inc.                                  682           49,977
Nordstrom, Inc.                                                    200           13,594
Sears Holding Corporation*                                         300           44,961
                                                                           ------------
                                                                                108,532
                                                                           ------------

DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation (Cl.B)                                    600           36,276
                                                                           ------------

DIVERSIFIED BANKS - 4.3%
Bank of America Corporation                                      6,092          277,856
Comerica, Inc.                                                     700           40,460
U.S. Bancorp                                                     1,534           44,793
Wachovia Corporation                                             2,297          113,931
Wells Fargo & Company                                            2,706          166,635
                                                                           ------------
                                                                                643,675
                                                                           ------------

DIVERSIFIED CHEMICALS - 1.0%
Dow Chemical Company                                             1,141           50,809
E.I. du Pont de Nemours & Company                                  774           33,290
Eastman Chemical Company                                           600           33,090
Engelhard Corporation                                              900           25,695
                                                                           ------------
                                                                                142,884
                                                                           ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
Cendant Corporation                                                317            7,091
                                                                           ------------

DIVERSIFIED METALS & MINING - 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                        100            3,744
Phelps Dodge Corporation                                           300           27,750
                                                                           ------------
                                                                                 31,494
                                                                           ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                             NUMBER OF          MARKET
                                                              SHARES             VALUE
COMMON STOCKS (CONTINUED)
DRUG RETAIL - 0.3%
CVS Corporation                                                    100     $      2,907
Walgreen Company                                                   755           34,722
                                                                           ------------
                                                                                 37,629
                                                                           ------------

EDUCATION SERVICES - 0.1%
Apollo Group, Inc.*                                                100            7,822
                                                                           ------------

ELECTRIC UTILITIES - 2.2%
Allegheny Energy, Inc.*                                            800           20,176
CenterPoint Energy, Inc.                                         2,800           36,988
Edison International                                             1,200           48,660
Entergy Corporation                                                646           48,805
Exelon Corporation                                                 294           15,091
PG&E Corporation                                                 1,300           48,802
Progress Energy, Inc.                                              970           43,883
Progress Energy, Inc. - Contingent Value Obligation*(2)            400               48
Southern Company                                                 1,861           64,521
                                                                           ------------
                                                                                326,974
                                                                           ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Emerson Electric Company                                           638           39,958
                                                                           ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Symbol Technologies, Inc.                                        1,100           10,857
Tektronix, Inc.                                                    200            4,654
                                                                           ------------
                                                                                 15,511
                                                                           ------------

ELECTRONIC MANUFACTURING SERVICES - 0.0%
Molex, Inc.                                                        100            2,604
                                                                           ------------

ENVIRONMENTAL & FACILITIES SERVICES - 0.3%
Waste Management, Inc.                                           1,773           50,247
                                                                           ------------

FOOD DISTRIBUTORS - 0.0%
Sysco Corporation                                                  100            3,619
                                                                           ------------

FOOD RETAIL - 0.4%
Albertson's, Inc.                                                1,700           35,156
Kroger Company*                                                    600           11,418
Supervalu, Inc.                                                    200            6,522
                                                                           ------------
                                                                                 53,096
                                                                           ------------

FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                                  400           34,640
                                                                           ------------

FOREST PRODUCTS - 0.2%
Louisiana-Pacific Corporation                                    1,313           32,274
                                                                           ------------

GAS UTILITIES - 0.3%
KeySpan Corporation                                              1,000           40,700
Nicor, Inc.                                                        200            8,234
                                                                           ------------
                                                                                 48,934
                                                                           ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
COMMON STOCKS (CONTINUED)
GENERAL MERCHANDISE STORES - 0.6%
Dollar General Corporation                               900     $     18,324
Family Dollar Stores, Inc.                             1,400           36,540
Target Corporation                                       606           32,972
                                                                 ------------
                                                                       87,836
                                                                 ------------

HEALTH CARE DISTRIBUTORS - 0.0%
Cardinal Health, Inc.                                     82            4,722
                                                                 ------------

HEALTH CARE EQUIPMENT - 2.0%
Baxter International, Inc.                               100            3,710
Becton, Dickinson & Company                              899           47,171
Biomet, Inc.                                           1,100           38,104
Guidant Corporation                                      100            6,730
Medtronic, Inc.                                        2,093          108,396
PerkinElmer, Inc.                                      1,500           28,350
Thermo Electron Corporation*                           1,299           34,904
Waters Corporation*                                      900           33,453
                                                                 ------------
                                                                      300,818
                                                                 ------------

HEALTH CARE FACILITIES - 0.7%
HCA, Inc.                                                500           28,335
Manor Care, Inc.                                         848           33,691
Tenet Healthcare Corporation*                          3,000           36,720
                                                                 ------------
                                                                       98,746
                                                                 ------------

HEALTH CARE SERVICES - 0.8%
Caremark Rx, Inc.*                                       700           31,164
Laboratory Corporation of America Holdings*              800           39,920
Medco Health Soulutions, Inc.*                           900           48,024
                                                                 ------------
                                                                      119,108
                                                                 ------------

HOME FURNISHINGS - 0.2%
Leggett & Platt, Inc.                                  1,400           37,212
                                                                 ------------

HOME IMPROVEMENT RETAIL - 1.2%
Home Depot, Inc.                                       3,708          144,241
Lowe's Companies, Inc.                                   572           33,302
                                                                 ------------
                                                                      177,543
                                                                 ------------

HOMEBUILDING - 0.3%
KB Home                                                  500           38,115
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES - 0.5%
Carnival Corporation                                     200           10,910
Hilton Hotels Corporation                              1,400           33,390
Marriott International, Inc.                             200           13,644
Starwood Hotels & Resorts Worldwide, Inc.                300           17,571
                                                                 ------------
                                                                       75,515
                                                                 ------------

HOUSEHOLD APPLIANCES - 0.2%
Stanley Works                                            800           36,432
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                          NUMBER OF          MARKET
                                                           SHARES             VALUE
COMMON STOCKS (CONTINUED)
HOUSEHOLD PRODUCTS - 1.7%
Clorox Company                                                   664     $     36,998
Colgate-Palmolive Company                                        143            7,137
Kimberly-Clark Corporation                                     1,096           68,599
Procter & Gamble Company                                       2,824          148,966
                                                                         ------------
                                                                              261,700
                                                                         ------------

HUMAN RESOURCE & EMPLOYMENT SERVICES - 0.2%
Robert Half International, Inc.                                1,244           31,063
                                                                         ------------

HYPERMARKETS & SUPERCENTERS - 2.1%
Costco Wholesale Corporation                                   1,353           60,641
Wal-Mart Stores, Inc.                                          5,183          249,821
                                                                         ------------
                                                                              310,462
                                                                         ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
AES Corporation*                                                 400            6,552
Duke Energy Corporation                                        1,600           47,568
Dynegy, Inc.*                                                    400            1,944
TXU Corporation                                                  700           58,163
                                                                         ------------
                                                                              114,227
                                                                         ------------

INDUSTRIAL CONGLOMERATES - 4.6%
3M Company                                                     1,227           88,712
General Electric Company                                      13,541          469,196
Textron, Inc.                                                    300           22,755
Tyco International, Ltd.                                       3,679          107,427
                                                                         ------------
                                                                              688,090
                                                                         ------------

INDUSTRIAL MACHINERY - 0.4%
Danaher Corporation                                              200           10,468
Illinois Tool Works, Inc.                                         92            7,331
Ingersoll-Rand Company, Ltd.                                     600           42,810
                                                                         ------------
                                                                               60,609
                                                                         ------------

INSURANCE BROKERS - 0.2%
Marsh & McLennan Companies, Inc.                               1,225           33,933
                                                                         ------------

INTEGRATED OIL & GAS - 5.7%
Amerada Hess Corporation                                         400           42,604
Chevron Corporation                                            3,364          188,115
ConocoPhillips                                                 1,398           80,371
Exxon Mobil Corporation(1)                                     9,115          523,839
Occidental Petroleum Corporation                                 200           15,386
                                                                         ------------
                                                                              850,315
                                                                         ------------

INTEGRATED TELECOMMUNICATION SERVICES - 3.0%
AT&T Corporation                                               1,100           20,944
BellSouth Corporation                                          1,421           37,756
CenturyTel, Inc.                                               1,000           34,630
Citizens Communications Company                                1,900           25,536
Qwest Communications International, Inc.*                      2,238            8,303
SBC Communications, Inc.                                       5,744          136,420

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                         NUMBER OF          MARKET
                                                          SHARES            VALUE
COMMON STOCKS (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES (CONTINUED)
Sprint Corporation                                             789     $     19,796
Verizon Communications, Inc.                                 4,630          159,967
                                                                       ------------
                                                                            443,352
                                                                       ------------

INTERNET RETAIL - 0.2%
eBay, Inc.*                                                  1,072           35,387
                                                                       ------------

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                                                1,184           41,026
                                                                       ------------

INVESTMENT BANKING & BROKERAGE - 1.9%
Bear Sterns Companies, Inc.                                    400           41,576
E*Trade Financial Corporation*                                 300            4,197
Goldman Sachs Group, Inc.                                      638           65,089
Lehman Brothers Holdings, Inc.                                 300           29,784
Merrill Lynch & Company, Inc.                                  725           39,882
Morgan Stanley                                               2,082          109,243
                                                                       ------------
                                                                            289,771
                                                                       ------------

LEISURE PRODUCTS - 0.2%
Brunswick Corporation                                          800           34,656
                                                                       ------------

LIFE & HEALTH INSURANCE - 1.3%
AFLAC, Inc.                                                    371           16,057
Jefferson-Pilot Corporation                                    532           26,823
Lincoln National Corporation                                   126            5,912
MetLife, Inc.                                                1,313           59,006
Prudential Financial, Inc.                                     967           63,493
Torchmark Corporation                                          400           20,880
                                                                       ------------
                                                                            192,171
                                                                       ------------

MANAGED HEALTH CARE - 1.4%
Aetna, Inc.                                                    400           33,128
Cigna Corporation                                              500           53,515
Humana, Inc.*                                                1,000           39,740
UnitedHealth Group, Inc.                                     1,132           59,022
WellPoint, Inc.*                                               438           30,502
                                                                       ------------
                                                                            215,907
                                                                       ------------

METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                             1,000           35,960
                                                                       ------------

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                          947           46,971
                                                                       ------------

MOVIES & ENTERTAINMENT - 2.1%
News Corporation                                             2,100           33,978
Time Warner, Inc.*                                           5,713           95,464
Viacom, Inc. (Cl.B)                                          3,113           99,678
Walt Disney Company                                          3,133           78,889
                                                                       ------------
                                                                            308,009
                                                                       ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                    NUMBER OF        MARKET
                                                     SHARES           VALUE
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE - 1.6%
American International Group, Inc.                     3,819     $    221,884
Hartford Financial Services Group, Inc.                  200           14,956
                                                                 ------------
                                                                      236,840
                                                                 ------------

MULTI-UTILITIES - 0.3%
Dominion Resources, Inc.                                 500           36,695
Sempra Energy                                            200            8,262
                                                                 ------------
                                                                       44,957
                                                                 ------------

OFFICE ELECTRONICS - 0.2%
Xerox Corporation*                                     2,594           35,771
                                                                 ------------

OIL & GAS DRILLING - 0.4%
Nabors Industries, Ltd.*                                 500           30,310
Rowan Companies, Inc.*                                   800           23,768
Transocean, Inc.*                                        100            5,397
                                                                 ------------
                                                                       59,475
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES - 1.0%
Baker Hughes, Inc.                                     1,100           56,276
BJ Services Company                                      773           40,567
Schlumberger, Ltd.                                       783           59,461
                                                                 ------------
                                                                      156,304
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION - 1.3%
Anadarko Petroleum Corporation                           700           57,505
Burlington Resources, Inc.                             1,062           58,665
Devon Energy Corporation                               1,200           60,816
XTO Energy, Inc.                                         600           20,394
                                                                 ------------
                                                                      197,380
                                                                 ------------

OIL & GAS REFINING & MARKETING - 0.2%
Valero Energy Corporation                                300           23,733
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION - 0.3%
Williams Companies, Inc.                               2,400           45,600
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.4%
Citigroup, Inc.                                        6,627          306,366
JP Morgan Chase & Company                              4,633          163,638
Principal Financial Group, Inc.                        1,092           45,755
                                                                 ------------
                                                                      515,759
                                                                 ------------

PACKAGED FOODS & MEATS - 0.9%
ConAgra Foods, Inc.                                    1,800           41,688
General Mills, Inc.                                    1,000           46,790
McCormick & Company, Inc.                                100            3,268
Sara Lee Corporation                                   2,419           47,920
                                                                 ------------
                                                                      139,666
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                NUMBER OF        MARKET
                                                  SHARES          VALUE
COMMON STOCKS (CONTINUED)
PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation                           539     $     17,140
International Paper Company                           640           19,334
MeadWestvaco Corporation                              500           14,020
                                                              ------------
                                                                    50,494
                                                              ------------

PERSONAL PRODUCTS - 0.5%
Avon Products, Inc.                                   200            7,570
Gillette Company                                    1,367           69,211
                                                              ------------
                                                                    76,781
                                                              ------------

PHARMACEUTICALS - 7.1%
Abbott Laboratories                                 2,703          132,474
Bristol-Myers Squibb Company                        1,487           37,145
Eli Lilly & Company                                 1,643           91,532
Forest Laboratories, Inc.*                            738           28,671
Hospira, Inc.*                                      1,000           39,000
Johnson & Johnson                                   4,447          289,055
King Pharmaceuticals, Inc.                            900            9,378
Merck & Company, Inc.                               2,976           91,661
Pfizer, Inc.                                        9,680          266,974
Schering-Plough Corporation                         1,727           32,917
Wyeth                                               1,160           51,620
                                                              ------------
                                                                 1,070,427
                                                              ------------

PHOTOGRAPHIC PRODUCTS - 0.1%
Eastman Kodak Company                                 700           18,795
                                                              ------------

PROPERTY & CASUALTY INSURANCE - 1.1%
Ace, Ltd.                                             200            8,970
Allstate Corporation                                  710           42,423
Ambac Financial Group, Inc.                           400           27,904
Chubb Corporation                                     100            8,561
Cincinnati Financial Corporation                      567           22,431
MBIA, Inc.                                            400           23,724
Progressive Corporation                               100            9,881
St. Paul Travelers Companies, Inc.                    483           19,093
XL Capital, Ltd.                                      100            7,442
                                                              ------------
                                                                   170,429
                                                              ------------

PUBLISHING - 0.6%
Gannett Company, Inc.                                 420           29,875
Knight-Ridder, Inc.                                   430           26,376
Tribune Company                                     1,000           35,180
                                                              ------------
                                                                    91,431
                                                              ------------

RAILROADS - 0.6%
Burlington Northern Santa Fe Corporation            1,124           52,918
Norfolk Southern Corporation                        1,400           43,344
                                                              ------------
                                                                    96,262
                                                              ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                 NUMBER OF        MARKET
                                                  SHARES          VALUE
COMMON STOCKS (CONTINUED)
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Equity Office Properties Trust                        404     $     13,372
Equity Residential                                    300           11,046
Plum Creek Timber Company, Inc.                     1,100           39,930
                                                              ------------
                                                                    64,348
                                                              ------------

REGIONAL BANKS - 1.5%
Compass Bancshares, Inc.                              800           36,000
First Horizon National Corporation                    807           34,055
KeyCorp                                             1,500           49,725
National City Corporation                           1,662           56,707
North Fork Bancorporation, Inc.                     1,600           44,944
SunTrust Banks, Inc.                                    7              506
                                                              ------------
                                                                   221,937
                                                              ------------

RESTAURANTS - 0.7%
Darden Restaurants, Inc.                              600           19,788
McDonald's Corporation                              2,787           77,339
                                                              ------------
                                                                    97,127
                                                              ------------

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.                               443            7,168
KLA-Tencor Corporation                                800           34,960
                                                              ------------
                                                                    42,128
                                                              ------------

SEMICONDUCTORS - 2.8%
Advanced Micro Devices, Inc.*                         700           12,138
Applied Micro Circuits Corporation*                   400            1,024
Freescale Semiconductor, Inc. (Cl.B)*               1,937           41,026
Intel Corporation                                   9,523          248,169
LSI Logic Corporation*                                700            5,943
Micron Technology, Inc.*                            2,200           22,462
Texas Instruments, Inc.                             2,925           82,105
                                                              ------------
                                                                   412,867
                                                              ------------

SOFT DRINKS - 1.8%
Coca-Cola Company                                   3,615          150,926
Pepsi Bottling Group, Inc.                          1,100           31,471
PepsiCo, Inc.                                       1,736           93,622
                                                              ------------
                                                                   276,019
                                                              ------------

SPECIALIZED FINANCE - 0.2%
CIT Group, Inc.                                       600           25,782
                                                              ------------

SPECIALTY CHEMICALS - 0.5%
International Flavors & Fragrances, Inc.              200            7,244
Rohm & Haas Company                                   800           37,072
Sigma-Aldrich Corporation                             617           34,577
                                                              ------------
                                                                    78,893
                                                              ------------

STEEL - 0.4%
Nucor Corporation                                     800           36,496
United States Steel Corporation                       500           17,185
                                                              ------------
                                                                    53,681
                                                              ------------


                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                                       PRINCIPAL
                                                       AMOUNT OR
                                                       NUMBER OF         MARKET
                                                        SHARES           VALUE
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE - 3.3%
Microsoft Corporation                                    14,405      $    357,820
Oracle Corporation*                                       7,906           104,359
Veritas Software Corporation*                             1,500            36,600
                                                                     ------------
                                                                          498,779
                                                                     ------------

THRIFTS & MORTGAGE FINANCE - 1.6%
Countrywide Financial Corporation                           900            34,749
Fannie Mae                                                  921            53,786
Freddie Mac                                                 455            29,680
MGIC Investment Corporation                                 600            39,132
Washington Mutual, Inc.                                   1,925            78,328
                                                                     ------------
                                                                          235,675
                                                                     ------------

TIRES & RUBBER - 0.2%
Goodyear Tire & Rubber Company*                           2,300            34,270
                                                                     ------------

TOBACCO - 1.4%
Altria Group, Inc.                                        2,581           166,887
Reynolds American, Inc.                                     200            15,760
UST, Inc.                                                   600            27,396
                                                                     ------------
                                                                          210,043
                                                                     ------------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc.                                         500            27,395
                                                                     ------------

WIRELESS TELECOMMUNICATION SERVICE - 0.2%
Nextel Communications, Inc.*                                862            27,851
                                                                     ------------
TOTAL COMMON STOCKS
     (cost $13,907,344)                                                14,794,697
                                                                     ------------

U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill, 2.869%, 07-14-05(1)            $     50,000            49,949
                                                                     ------------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $49,949)                                                        49,949
                                                                     ------------

REPURCHASE AGREEMENT - 1.4%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of
     $204,016 (Collateralized by GNMA, 4.00%,
     02-20-29 with a value of $208,080)            $    204,000           204,000
                                                                     ------------
TOTAL REPURCHASE AGREEMENT
     (cost $204,000)                                                      204,000
                                                                     ------------
TOTAL INVESTMENTS - 100.2%
     (cost $14,161,293)                                                15,048,646
LIABILITIES, LESS CASH & OTHER ASSETS - (0.2%)                            (28,573)
                                                                     ------------
TOTAL NET ASSETS - 100.0%                                            $ 15,020,073
                                                                     ============

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $14,845,682. For federal income tax purposes, the net unrealized appreciation on investments amounted to $202,964, which consisted of

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES


    $627,535 of aggregate gross unrealized appreciation, and $424,571 of aggregate gross unrealized depreciation.
 *  Non-income producing security
(1) Security is segregated as collateral for futures contracts.
(2) Security is restricted. The total market value of restricted securities is $48 (cost $190), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to September 28, 2000.

OPEN FUTURES CONTRACTS
POSITION - S&P 500 E-MINI FUTURES                                Long
NUMBER OF CONTRACTS                                               4
EXPIRATION DATE                                               09/16/05
CONTRACT AMOUNT                                               $240,624
MARKET VALUE                                                  $239,100
UNREALIZED GAIN/LOSS                                           ($1,524)

   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                    NUMBER OF          MARKET
                                                      SHARES            VALUE
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 5.2%
General Dynamics Corporation                           89,000     $  9,749,060
L-3 Communications Holdings, Inc.                      42,000        3,216,360
United Technologies Corporation                       170,400        8,750,040
                                                                  ------------
                                                                    21,715,460
                                                                  ------------

AIR FREIGHT & LOGISTICS - 1.9%
FedEx Corporation                                      99,700        8,076,697
                                                                  ------------

AIRLINES - 1.1%
Southwest Airlines Company                            331,200        4,613,616
                                                                  ------------

ALUMINUM - 0.9%
Alcoa, Inc.                                           145,000        3,788,850
                                                                  ------------

ASSET MANAGEMENT & CUSTODY BANKS - 1.4%
Bank of New York Company, Inc.                        200,000        5,756,000
                                                                  ------------

BIOTECHNOLOGY - 1.3%
Amgen, Inc.*                                           90,600        5,477,676
                                                                  ------------

BREWERS - 0.7%
Anheuser-Busch Companies, Inc.                         59,900        2,740,425
                                                                  ------------

BROADCASTING & CABLE TV - 1.2%
Univision Communications, Inc.*                       182,200        5,019,610
                                                                  ------------

COMMUNICATIONS EQUIPMENT - 3.7%
ADC Telecommunications, Inc.*                         304,457        6,628,029
Cisco Systems, Inc.*                                  469,400        8,970,234
                                                                  ------------
                                                                    15,598,263
                                                                  ------------

COMPUTER HARDWARE - 2.8%
Dell, Inc.*                                           158,800        6,274,188
International Business Machines Corporation            77,000        5,713,400
                                                                  ------------
                                                                    11,987,588
                                                                  ------------

CONSUMER FINANCE - 3.5%
American Express Company                              163,000        8,676,490
MBNA Corporation                                      239,000        6,252,240
                                                                  ------------
                                                                    14,928,730
                                                                  ------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.1%
Computer Sciences Corporation*                         55,000        2,403,500
First Data Corporation                                270,200       10,845,828
                                                                  ------------
                                                                    13,249,328
                                                                  ------------

DIVERSIFIED BANKS - 2.3%
Wells Fargo & Company                                 160,000        9,852,800
                                                                  ------------

DRUG RETAIL - 2.6%
CVS Corporation                                       371,600       10,802,412
                                                                  ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                    NUMBER OF         MARKET
                                                      SHARES           VALUE
COMMON STOCKS (CONTINUED)
EXCHANGE TRADED FUNDS - 1.7%
iShares S&P 500 Index Fund                             58,900     $  7,013,223
                                                                  ------------

GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                                     64,600        3,514,886
                                                                  ------------

HEALTH CARE EQUIPMENT - 3.0%
Medtronic, Inc.                                       162,400        8,410,696
Zimmer Holdings, Inc.*                                 56,800        4,326,456
                                                                  ------------
                                                                    12,737,152
                                                                  ------------

HOME IMPROVEMENT RETAIL - 3.1%
Home Depot, Inc.                                      273,100       10,623,590
Lowe's Companies, Inc.                                 44,100        2,567,502
                                                                  ------------
                                                                    13,191,092
                                                                  ------------

HOTELS, RESORTS & CRUISE LINES - 2.0%
Carnival Corporation                                  155,900        8,504,345
                                                                  ------------

HOUSEHOLD PRODUCTS - 1.9%
Procter & Gamble Company                              151,550        7,994,263
                                                                  ------------

HYPERMARKETS & SUPERCENTERS - 2.7%
Wal-Mart Stores, Inc.                                 240,200       11,577,640
                                                                  ------------

INDUSTRIAL CONGLOMERATES - 7.5%
3M Company                                             53,000        3,831,900
General Electric Company                              552,800       19,154,520
Tyco International, Ltd.                              295,500        8,628,600
                                                                  ------------
                                                                    31,615,020
                                                                  ------------

INDUSTRIAL GASES - 1.8%
Praxair, Inc.                                         160,000        7,456,000
                                                                  ------------

INSURANCE BROKERS - 1.2%
Marsh & McLennan Companies, Inc.                      186,300        5,160,510
                                                                  ------------

INTEGRATED OIL & GAS - 4.6%
Chevron Corporation                                   120,000        6,710,400
Exxon Mobil Corporation                               221,100       12,706,617
                                                                  ------------
                                                                    19,417,017
                                                                  ------------

INTEGRATED TELECOMMUNICATION SERVICES - 1.8%
SBC Communications, Inc.                              170,000        4,037,500
Verizon Communications, Inc.                          100,000        3,455,000
                                                                  ------------
                                                                     7,492,500
                                                                  ------------

INTERNET RETAIL - 0.7%
eBay, Inc.*                                            83,000        2,739,830
                                                                  ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                 NUMBER OF          MARKET
                                                   SHARES            VALUE
COMMON STOCKS (CONTINUED)
MANAGED HEALTH CARE - 4.3%
UnitedHealth Group, Inc.                             117,800     $  6,142,092
WellPoint, Inc.*                                     174,600       12,159,144
                                                                 ------------
                                                                   18,301,236
                                                                 ------------

MOVIES & ENTERTAINMENT - 3.9%
Time Warner, Inc.*                                   460,000        7,686,600
Viacom, Inc. (Cl.B)                                  275,000        8,805,500
                                                                 ------------
                                                                   16,492,100
                                                                 ------------

MULTI-LINE INSURANCE - 3.4%
American International Group, Inc.                   243,500       14,147,350
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES - 2.3%
BJ Services Company                                   64,100        3,363,968
Halliburton Company                                  133,500        6,383,970
                                                                 ------------
                                                                    9,747,938
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION - 1.2%
Anadarko Petroleum Corporation                        62,500        5,134,375
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 5.2%
Citigroup, Inc.                                      362,200       16,744,506
JP Morgan Chase & Company                            143,800        5,079,016
                                                                 ------------
                                                                   21,823,522
                                                                 ------------

PHARMACEUTICALS - 6.0%
Abbott Laboratories                                  130,000        6,371,300
Eli Lilly & Company                                  116,500        6,490,215
Johnson & Johnson                                    189,000       12,285,000
                                                                 ------------
                                                                   25,146,515
                                                                 ------------

SEMICONDUCTORS - 2.0%
Intel Corporation                                    326,800        8,516,408
                                                                 ------------

SOFT DRINKS - 1.3%
PepsiCo, Inc.                                        105,500        5,689,615
                                                                 ------------

SYSTEMS SOFTWARE - 3.6%
Microsoft Corporation                                606,200       15,058,008
                                                                 ------------

TOTAL COMMON STOCKS
     (cost $340,518,438)                                         412,078,000
                                                                 ------------

COMMERCIAL PAPER - 0.5%
FINANCIAL COMPANIES - CAPTIVE - 0.5%
Caterpillar Finance Service Corporation,
     3.04%, 07-05-05                            $  2,000,000        1,999,324
                                                                 ------------

TOTAL COMMERCIAL PAPER
     (cost $1,999,324)                                             1,999,324
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                    PRINCIPAL             MARKET
                                                     AMOUNT                VALUE
ASSET BACKED COMMERCIAL PAPER - 1.8%
FINANCIAL COMPANIES - DIVERSIFIED - 0.2%
Amsterdam Funding Corporation, 3.30%, 07-20-05     $  1,000,000      $    998,258
                                                                     ------------

FINANCIAL COMPANIES - SECURITIES - 1.6%
Asset One Securitization:
     3.15%, 07-07-05                                  2,000,000         1,998,950
     3.21%, 07-12-05                                  1,000,000           999,010
     3.18%, 07-15-05                                  2,000,000         1,997,472
     3.29%, 07-18-05                                  1,500,000         1,497,670
                                                                     ------------
                                                                        6,493,102
                                                                     ------------

TOTAL ASSET BACKED COMMERCIAL PAPER
     (cost $7,491,360)                                                  7,491,360
                                                                     ------------

REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of
     $540,042 (Collateralized by FNMA, 4.00%,
     01-26-09 with a value of $551,598)                 540,000           540,000
                                                                     ------------

TOTAL REPURCHASE AGREEMENT
     (cost $540,000)                                                      540,000
                                                                     ------------
TOTAL INVESTMENTS - 100.1%
     (cost $350,549,122)                                              422,108,684
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                           (430,127)
                                                                     ------------
TOTAL NET ASSETS - 100.0%                                            $421,678,557
                                                                     ============


The identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $71,559,562 which consisted of $85,053,679 of aggregate gross unrealized appreciation, and $13,494,117 of aggregate gross unrealized depreciation.

*Non-income producing security


   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES


The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                      NUMBER           MARKET
                                                     OF SHARES          VALUE
COMMON STOCKS - 97.3%
AUSTRALIA - 0.6%
Australia & New Zealand Banking Group,  Ltd.           22,180     $    367,058
Macquarie Airports                                    208,800          568,747
                                                                  ------------
                                                                       935,805
                                                                  ------------
BERMUDA - 0.9%
Ace, Ltd.                                              30,240        1,356,264
                                                                  ------------

BRAZIL - 1.6%
Companhia de Bebidas das Americas ADR                  26,657          823,701
Companhis de Bebidas das Americas CM ADR                5,331          135,737
Empresa Brasileira de Aeronautica S.A. ADR             44,568        1,473,864
                                                                  ------------
                                                                     2,433,302
                                                                  ------------

CANADA - 2.7%
EnCana Corporation                                     32,016        1,262,871
Husky Energy, Inc.                                     47,280        1,880,395
Manulife Financial Corporation                         17,673          843,948
                                                                  ------------
                                                                     3,987,214
                                                                  ------------

FINLAND - 0.4%
Fortum Oyj                                             29,600          474,675
Neste Oil OYJ*                                          5,325          137,918
                                                                  ------------
                                                                       612,593
                                                                  ------------

FRANCE - 7.9%
Essilor International S.A                               8,190          560,042
European Aeronautic Defence & Space Company            49,100        1,565,852
France Telecom S.A                                     42,265        1,235,852
JC Decaux S.A.*                                        23,530          596,615
Louis Vuitton Moet Hennessy S.A                        22,450        1,736,224
Sanofi-Aventis                                         32,325        2,656,421
Societe Generale                                       13,180        1,342,326
Technip S.A                                            32,640        1,515,365
Total S.A                                               2,685          631,402
                                                                  ------------
                                                                    11,840,099
                                                                  ------------

GERMANY - 3.4%
Allianz AG                                             12,766        1,467,337
Bayerische Hypo-Und Vereinsbank AG*                    20,789          541,206
SAP AG                                                  9,761        1,701,279
Siemens AG                                             18,427        1,345,701
                                                                  ------------
                                                                     5,055,523
                                                                  ------------

HONG KONG - 2.6%
HSBC Holdings plc                                      93,447        1,503,195
Hong Kong & China Gas Company, Ltd.                   375,400          763,293
Hutchison Whampoa, Ltd.                                66,082          597,406
Television Broadcasts, Ltd.                           194,991        1,101,587
                                                                  ------------
                                                                     3,965,481
                                                                  ------------

INDIA - 3.6%
Gail India, Ltd.                                       14,490           75,905
Hindustan Lever, Ltd.                                 264,500          994,855
ICICI Bank, Ltd. ADR                                   52,350        1,143,848

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                       NUMBER        MARKET
                                                     OF SHARES        VALUE
COMMON STOCKS (CONTINUED)
INDIA (CONTINUED)
ITC, Ltd.                                                 5,800  $    219,940
Infosys Technologies, Ltd.                               35,987     1,950,633
Oil & Natural Gas Corporation, Ltd.                       9,450       221,770
Zee Telefilms, Ltd.                                     229,600       821,357
                                                                 ------------
                                                                    5,428,308
                                                                 ------------

IRELAND - 0.6%
Anglo Irish Bank Corporation plc                         72,534       899,817
                                                                 ------------

ITALY - 0.4%
Eni SpA                                                  25,189       649,655
                                                                 ------------

JAPAN - 8.3%
Canon, Inc.                                              10,000       526,577
Chugai Pharmaceutical Company, Ltd.                      35,900       554,175
Credit Saison Company, Ltd.                              22,400       745,287
Square Exix Company, Ltd.                                 5,400       164,573
Hoya Corporation                                          7,000       807,899
JGC Corporation                                          23,000       282,873
KDDI Corporation                                            404     1,868,735
Keyence Corporation                                       3,200       717,299
Murata Manufacturing Company, Ltd.                       10,500       534,917
Nidec Corporation                                         2,400       254,055
Nikon Corporation                                        57,114       646,817
Omron Corporation                                         7,000       154,321
Resona Holdings, Inc.*                                  284,000       530,075
Shionogi & Company, Ltd.                                 59,000       761,273
Shiseido Company, Ltd.                                   34,000       429,196
Sony Corporation                                         45,900     1,580,975
Toyota Motor Corporation                                 31,400     1,124,007
Trend Micro, Inc.                                        16,000       569,857
Yahoo Japan Corporation                                     152       319,336
                                                                 ------------
                                                                   12,572,247
                                                                 ------------

KOREA - 2.5%
Hyundai Heavy Industries Company, Ltd.                   16,079       808,224
Samsung Electronics Company, Ltd.                         2,945     1,406,312
SK Telecom Company, Ltd.                                  2,040       358,898
SK Telecom Company, Ltd. ADR                             55,200     1,126,080
                                                                 ------------
                                                                    3,699,514
                                                                 ------------

MEXICO - 1.7%
Fomento Economico Mexicano, S.A. de C.V.                133,500       797,621
Grupo Modelo, S.A. de C.V. (Cl.C)                       184,000       575,268
Grupo Televisa S.A. ADR                                  19,964     1,239,565
                                                                 ------------
                                                                    2,612,454
                                                                 ------------

NETHERLANDS - 1.1%
Koninklijke (Royal) Philips Electronics N.V.*            64,100     1,621,410
                                                                 ------------

NORWAY - 0.5%
Tandberg ASA                                             65,400       700,600
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                              NUMBER           MARKET
                                                            OF SHARES           VALUE
COMMON STOCKS (CONTINUED)
PANAMA - 0.4%
Carnival Corporation                                           12,100     $    660,055
                                                                          ------------

PORTUGAL - 0.3%
Energias de Portugal S.A                                      165,782          417,339
                                                                          ------------

SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.                                276,848          706,120
                                                                          ------------

SPAIN - 0.2%
Industria de Diseno Textil, S.A.*                              14,300          368,295
                                                                          ------------

SWEDEN - 5.2%
Hennes & Mauritz AB (Cl.B)                                     84,800        2,985,075
Investor AB (Cl.B)**                                           37,511          508,969
Telefonaktiebolaget LM Ericsson (Cl.B)                      1,350,800        4,340,017
                                                                          ------------
                                                                             7,834,061
                                                                          ------------

SWITZERLAND - 2.3%
Credit Suisse Group*                                           17,918          706,710
Novartis AG                                                    19,006          905,330
Roche Holding AG                                               14,549        1,841,258
                                                                          ------------
                                                                             3,453,298
                                                                          ------------

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR          137,536        1,254,332
                                                                          ------------

UNITED KINGDOM - 13.2%
3i Group plc                                                   54,354          660,253
BP plc ADR                                                     19,167        1,195,637
Cadbury Schweppes plc                                         156,304        1,492,610
Dixons Group plc                                              354,863          998,181
GUS plc                                                        23,090          364,459
Pearson plc                                                    79,080          930,853
Peninsular & Oriental Steam Navigation Company                116,953          664,232
Prudential plc                                                119,608        1,063,432
Reckitt Benckiser plc                                          93,532        2,756,609
Reed Elsevier plc                                              66,995          641,563
Royal Bank of Scotland Group plc                               85,549        2,588,771
Smith & Nephew plc                                            124,986        1,233,852
Vodafone Group plc                                          1,963,710        4,793,613
WPP Group plc                                                  51,320          528,233
                                                                          ------------
                                                                            19,912,298
                                                                          ------------

UNITED STATES - 35.6%
Advanced Micro Devices, Inc.*                                  90,100        1,562,334
Affymetrix, Inc.*                                              19,300        1,040,849
Altera Corporation*                                            19,600          388,472
Altria Group, Inc.                                              6,200          400,892
Amazon.com, Inc.*                                              13,100          433,348
American Express Company                                       27,500        1,463,825
Amgen, Inc.*                                                   21,400        1,293,844
Applera Corporation - Applied Biosystems Group                 23,600          464,212
Berkshire Hathaway, Inc. (Cl.B)*                                  340          946,390

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                     NUMBER      MARKET
                                                   OF SHARES     VALUE
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Boeing Company                                        13,200  $  871,200
Burlington Resources, Inc.                            15,300     845,172
Cadence Design Systems, Inc.*                         41,664     569,130
Charles Schwab Corporation                            41,000     462,480
Chevron Corporation                                   21,866   1,222,747
Circuit City Stores, Inc.                             37,971     656,519
Cisco Systems, Inc.*                                  42,900     819,819
Citigroup, Inc.                                        9,366     432,990
Coach, Inc.*                                          27,800     933,246
Corning, Inc.*                                       104,800   1,741,776
Cree, Inc.*                                           12,800     326,016
eBay, Inc.*                                           53,600   1,769,336
Electronic Arts, Inc.*                                 3,828     216,703
Eli Lilly & Company                                    7,500     417,825
Everest Re Group, Ltd.                                 6,000     558,000
Express Scripts, Inc.*                                15,200     759,696
Eyetech Pharmaceuticals, Inc.*                        12,100     152,944
Gap, Inc.                                             24,300     479,925
Genentech, Inc.*                                      12,200     979,416
Genzyme Corporation*                                  11,700     703,053
Gilead Sciences, Inc.*                                32,800   1,442,872
Gillette Company                                      24,200   1,225,246
GlobalSantaFe Corporation                             41,900   1,709,520
Human Genome Sciences, Inc.*                          14,000     162,120
IMS Health, Inc.                                      24,800     614,296
International Business Machines Corporation           15,667   1,162,491
International Game Technology                         35,500     999,325
International Rectifier Corporation*                   8,500     405,620
Intuit, Inc.*                                         13,700     618,007
JP Morgan Chase & Company                             36,069   1,273,957
Juniper Networks, Inc.*                               20,500     516,190
Lockheed Martin Corporation                           11,100     720,057
MBNA Corporation                                      36,000     941,760
Medtronic, Inc.                                        6,700     346,993
Microsoft Corporation                                 60,500   1,502,820
Millennium Pharmaceuticals, Inc.*                     13,200     122,364
Morgan Stanley                                        32,600   1,710,522
National Semiconductor Corporation                    35,900     790,877
Nektar Therapeutics*(1)                               10,308     138,874
Northern Trust Corporation                            32,600   1,486,234
Northrop Grumman Corporation                          11,900     657,475
Novell, Inc.*                                        124,700     773,140
Pfizer, Inc.                                          30,638     844,996
Qualcomm, Inc.                                        32,340   1,067,543
Quest Diagnostics, Inc.                               25,600   1,363,712
Raytheon Company                                      27,100   1,060,152
Silicon Laboratories, Inc.*                            7,400     193,954
Sirius Satellite Radio, Inc.*                        369,300   2,393,064
Starbucks Corporation*                                15,600     805,896
Sun Microsystems, Inc.*                              163,200     608,736
Tiffany & Company                                     11,300     370,188

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                                                   PRINCIPAL
                                                                                   AMOUNT OR
                                                                                    NUMBER            MARKET
                                                                                   OF SHARES           VALUE
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Transocean, Inc.*                                                                      42,300      $  2,282,931
Wyeth                                                                                   8,200           364,900
                                                                                                   ------------
                                                                                                     53,588,991
                                                                                                   ------------
TOTAL COMMON STOCKS
     (cost $117,079,703)                                                                            146,565,075
                                                                                                   ------------

PREFERRED STOCKS - 1.2%
Brazil - 0.7%
Tele Norte Leste Participacoes S.A                                                     64,840         1,081,589
                                                                                                   ------------

GERMANY - 0.5%
Porsche AG                                                                              1,078           811,047
                                                                                                   ------------
TOTAL PREFERRED STOCKS
     (cost $1,568,604)                                                                                1,892,636
                                                                                                   ------------

REPURCHASE AGREEMENT - 0.7%
State Street, 1.25%, dated 06-30-05,
     matures 07-01-05; repurchase
     amount of $1,086,738
     (Collateralized by FFCB,
     2.125%, 08-15-05 with
     a value of $1,111,985)                                                      $  1,086,700         1,086,700
                                                                                                   ------------
TOTAL REPURCHASE AGREEMENT
     (cost $1,086,700)                                                                                1,086,700
                                                                                                   ------------
TOTAL INVESTMENTS - 99.2%
     (cost $119,735,007)                                                                            149,544,411
CASH & OTHER ASSETS, LESS LIABILITIES - 0.8%                                                          1,128,148
                                                                                                   ------------
TOTAL NET ASSETS - 100.0%                                                                          $150,672,559
                                                                                                   ============


INVESTMENT CONCENTRATION
AT JUNE 30, 2005, GLOBAL SERIES' INVESTMENT CONCENTRATION BY INDUSTRY WAS AS
FOLLOWS:
Aerospace & Defense                                                                                       1.0%
Air Freight & Logistics                                                                                   3.2%
Automobiles                                                                                               1.3%
Beverages                                                                                                 2.5%
Biotechnology                                                                                             3.8%
Capital Markets                                                                                           2.5%
Commercial Banks                                                                                          2.2%
Commercial Services & Supplies                                                                            0.4%
Communications Equipment                                                                                  4.9%
Computers & Peripherals                                                                                   1.2%
Construction & Engineering                                                                                0.2%
Consumer Finance                                                                                          2.1%
Diversified Financial Services                                                                            6.9%
Diversified Telecommunications                                                                            4.1%
Electric Utilities                                                                                        0.3%
Electrical Equipment                                                                                      0.1%
Electronic Equipment & Instruments                                                                        1.0%
Energy Equipment & Services                                                                               1.0%

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

INVESTMENT CONCENTRATION (CONTINUED)
Gas Utilities                                                                                              0.6%
Health Care Equipment & Services                                                                           2.3%
Health Care Providers & Services                                                                           1.8%
Hotels, Restaurants & Leisure Products                                                                     1.6%
Household Durables                                                                                         3.7%
Household Products                                                                                         2.5%
Industrial Conglomerates                                                                                   0.9%
Insurance                                                                                                  4.1%
Internet & Catalog Retail                                                                                  0.3%
Internet Software & Services                                                                               2.3%
IT Services                                                                                                1.3%
Leisure Equipment & Products                                                                               0.4%
Machinery                                                                                                  0.5%
Marine                                                                                                     0.4%
Media                                                                                                      6.0%
Multi-Line Retail                                                                                          0.2%
Multi-Utilities & Unregulated Power                                                                        0.3%
Oil & Gas                                                                                                  6.9%
Paper & Forest Products                                                                                    1.1%
Personal Products                                                                                          1.1%
Pharmaceuticals                                                                                            5.7%
Semiconductors & Semiconductor Equipment                                                                   3.1%
Software                                                                                                   3.1%
Specialty Retail                                                                                           0.7%
Textiles, Apparel & Luxury Goods                                                                           4.3%
Tobacco                                                                                                    0.4%
Wireless Telecommunications                                                                                4.2%
Repurchase agreement                                                                                       0.7%
Cash & other assets, less liabilities                                                                      0.8%
                                                                                      -------------------------
                                                                                                         100.0%
                                                                                      =========================

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $121,301,121. For federal income tax purposes, the net unrealized appreciation on investments amounted to $28,243,290 which consisted of $31,127,144 of aggregate gross unrealized appreciation, and $2,883,854 of aggregate gross unrealized depreciation.
* Non-income producing security
** Passive Foreign Investment Company
ADR (American Depositary Receipt)
plc (public limited company)
(1) Security is restricted. The total market value of restricted securities is $138,874 (cost $117,000), or 0.1% of total net assets. The acquisition date was March 25, 2004.

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES






   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                   NUMBER OF          MARKET
                                                    SHARES             VALUE
COMMON STOCKS - 93.7%
AEROSPACE & DEFENSE - 4.3%
General Dynamics Corporation                            2,400     $    262,896
United Technologies Corporation                         5,600          287,560
                                                                  ------------
                                                                       550,456
                                                                  ------------

AIR FREIGHT & LOGISTICS - 1.8%
FedEx Corporation                                       2,800          226,828
                                                                  ------------

AIRLINES - 1.4%
Southwest Airlines Company                             12,800          178,304
                                                                  ------------

BIOTECHNOLOGY - 2.1%
Amgen, Inc.*                                            4,400          266,024
                                                                  ------------

BREWERS - 0.6%
Anheuser-Busch Companies, Inc.                          1,700           77,775
                                                                  ------------

BROADCASTING & CABLE TV - 4.2%
Univision Communications, Inc.*                        19,400          534,470
                                                                  ------------

COMMUNICATIONS EQUIPMENT - 7.0%
3Com Corporation*                                      35,000          127,400
ADC Telecommunications, Inc.*                          17,557          382,219
Cisco Systems, Inc.*                                   20,100          384,111
                                                                  ------------
                                                                       893,730
                                                                  ------------

COMPUTER HARDWARE - 1.9%
Dell, Inc.*                                             6,200          244,962
                                                                  ------------

CONSUMER FINANCE - 1.8%
American Express Company                                4,400          234,212
                                                                  ------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.7%
First Data Corporation                                 11,700          469,638
                                                                  ------------

DRUG RETAIL - 3.9%
CVS Corporation                                        17,100          497,097
                                                                  ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Power-One, Inc.*                                       27,400          172,894
                                                                  ------------

EXCHANGE TRADED FUNDS - 2.7%
iShares Russell 1000 Growth Index Fund                  7,300          350,400
                                                                  ------------

GENERAL MERCHANDISE STORES - 1.4%
Target Corporation                                      3,200          174,112
                                                                  ------------

HEALTH CARE EQUIPMENT - 6.7%
Medtronic, Inc.                                         9,000          466,110
Zimmer Holdings, Inc.*                                  5,100          388,467
                                                                  ------------
                                                                       854,577
                                                                  ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                  NUMBER OF          MARKET
                                                   SHARES             VALUE
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 4.9%
Home Depot, Inc.                                      10,000     $    389,000
Lowe's Companies, Inc.                                 4,100          238,702
                                                                 ------------
                                                                      627,702
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES - 1.5%
Carnival Corporation                                   3,400          185,470
                                                                 ------------

HOUSEHOLD PRODUCTS - 1.3%
Procter & Gamble Company                               3,200          168,800
                                                                 ------------

HYPERMARKETS & SUPERCENTERS - 3.7%
Wal-Mart Stores, Inc.                                  9,700          467,540
                                                                 ------------

INDUSTRIAL CONGLOMERATES - 3.5%
3M Company                                               900           65,070
General Electric Company                              11,100          384,615
                                                                 ------------
                                                                      449,685
                                                                 ------------

INSURANCE BROKERS - 3.0%
Marsh & McLennan Companies, Inc.                      13,900          385,030
                                                                 ------------

INTERNET RETAIL - 0.6%
eBay, Inc.*                                            2,400           79,224
                                                                 ------------

MANAGED HEALTH CARE - 2.0%
UnitedHealth Group, Inc.                               5,000          260,700
                                                                 ------------

MOVIES & ENTERTAINMENT - 3.1%
Viacom, Inc. (Cl.B)                                   12,400          397,048
                                                                 ------------

MULTI-LINE INSURANCE - 4.4%
American International Group, Inc.                     9,800          569,380
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES - 2.7%
BJ Services Company                                    6,600          346,368
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 2.3%
Citigroup, Inc.                                        6,400          295,872
                                                                 ------------

PHARMACEUTICALS - 6.5%
Eli Lilly & Company                                    4,000          222,840
Johnson & Johnson                                      6,600          429,000
Pfizer, Inc.                                           6,500          179,270
                                                                 ------------
                                                                      831,110
                                                                 ------------

SEMICONDUCTORS - 3.6%
Applied Micro Circuits Corporation*                   47,200          120,832
Intel Corporation                                     12,900          336,174
                                                                 ------------
                                                                      457,006
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                    NUMBER OF          MARKET
                                                     SHARES             VALUE
COMMON STOCKS (CONTINUED)
SOFT DRINKS - 1.6%
PepsiCo, Inc.                                           3,900     $    210,327
                                                                  ------------

SYSTEMS SOFTWARE - 4.1%
Microsoft Corporation                                  20,900          519,156
                                                                  ------------

TOTAL COMMON STOCKS
     (cost $11,339,053)                                             11,975,897
                                                                  ------------
TOTAL INVESTMENTS - 93.7%
     (cost $11,339,053)                                             11,975,897
CASH & OTHER ASSETS, LESS LIABILITIES - 6.3%                           810,051
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 12,785,948
                                                                  ============



For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $11,621,475. For federal income tax purposes, the net unrealized appreciation on investments amounted to $354,422 which consisted of $700,497 of aggregate gross unrealized appreciation, and $346,075 of aggregate gross unrealized depreciation.

* Non-Income producing security.





   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                PRINCIPAL
                                                AMOUNT OR
                                                NUMBER OF          MARKET
                                                 SHARES             VALUE
CONVERTIBLE BOND - 0.3%
PHARMACEUTICALS - 0.3%
Ligand Pharmaceuticals, 6.00% - 2007(2)        $  1,250,000     $  1,476,562
                                                                ------------
TOTAL CONVERTIBLE BOND
       (cost $1,250,000)                                           1,476,562
                                                                ------------

PREFERRED STOCK - 0.1%
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                       4,600          612,950
                                                                ------------
TOTAL PREFERRED STOCK
       (cost $230,000)                                               612,950
                                                                ------------

COMMON STOCKS - 94.8%
AEROSPACE & DEFENSE - 0.9%
Curtiss-Wright Corporation                           80,000        4,316,000
                                                                ------------

AGRICULTURAL PRODUCTS - 3.0%
Archer-Daniels-Midland Company(1)                   420,000        8,979,600
Corn Products International, Inc.                   255,000        6,058,800
                                                                ------------
                                                                  15,038,400
                                                                ------------

AIR FREIGHT & LOGISTICS - 0.2%
AirNet Systems, Inc.*                               168,000          707,280
Stonepath Group, Inc.*                              480,000          441,600
                                                                ------------
                                                                   1,148,880
                                                                ------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.9%
Kellwood Company                                    155,000        4,169,500
                                                                ------------

APPLICATION SOFTWARE - 0.4%
Epiq Systems, Inc.*                                 200,500        3,280,180
Plato Learning, Inc.*                               285,000        2,103,300
                                                                ------------
                                                                   5,383,480
                                                                ------------

BUILDING PRODUCTS - 0.1%
Aaon, Inc.*                                          19,650          349,573
                                                                ------------

COAL & CONSUMABLE FUELS - 2.6%
Arch Coal, Inc.                                     185,100       10,082,397
Consol Energy, Inc.                                  54,300        2,909,394
                                                                ------------
                                                                  12,991,791
                                                                ------------

COMMUNICATIONS EQUIPMENT - 2.9%
3Com Corporation*                                 3,200,000       11,648,000
Avanex Corporation*                               2,352,900        2,117,610
Oplink Communications, Inc.*                        461,700          789,507
                                                                ------------
                                                                  14,555,117
                                                                ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                              NUMBER OF        MARKET
                                                               SHARES           VALUE
COMMON STOCKS (CONTINUED)
COMPUTER STORAGE & PERIPHERALS - 0.3%
Adaptec, Inc.*                                                 312,600     $  1,212,888
                                                                           ------------

CONSTRUCTION & ENGINEERING - 11.4%
Dycom Industries, Inc.*                                        100,000        1,981,000
Granite Construction, Inc.                                     138,900        3,903,090
MasTec, Inc.*                                                  641,000        5,640,800
McDermott International, Inc.*                                 515,000       10,815,000
Quanta Services, Inc.*                                       1,000,000        8,800,000
Shaw Group, Inc.*                                            1,190,000       25,596,900
                                                                           ------------
                                                                             56,736,790
                                                                           ------------

DATA PROCESSING & OUTSOURCED SERVICES - 2.2%
Computer Sciences Corporation*                                 250,000       10,925,000
                                                                           ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
FTI Consulting, Inc.*                                          374,000        7,816,600
                                                                           ------------

DIVERSIFIED METALS & MINING - 5.4%
Inco, Ltd.*                                                    300,000       11,325,000
Phelps Dodge Corporation(1)                                     75,000        6,937,500
Usec, Inc.(1)                                                  580,000        8,491,200
                                                                           ------------
                                                                             26,753,700
                                                                           ------------

ELECTRIC UTILITIES - 6.3%
Cinergy Corporation(1)                                         130,000        5,826,600
Great Plains Energy, Inc.                                      140,000        4,464,600
KFx Inc.*                                                    1,480,000       21,149,200
                                                                           ------------
                                                                             31,440,400
                                                                           ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
Electric City Corporation*(3)                                1,518,000        1,396,560
Power-One, Inc.*                                             1,365,000        8,613,150
Preformed Line Products Company                                  1,900           77,520
Thomas & Betts Corporation*                                    140,000        3,953,600
                                                                           ------------
                                                                             14,040,830
                                                                           ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.6%
Maxwell Technologies, Inc.*(3)                                 468,500        5,711,015
Merix Corporation*                                             828,600        4,847,310
Powell Industries, Inc.*                                       117,300        2,213,451
                                                                           ------------
                                                                             12,771,776
                                                                           ------------

EXCHANGE TRADED FUNDS - 1.9%
iShares Russell 2000 Value Index Fund                           57,000        3,656,550
iShares S&P MidCap 400/Barra Value Index Fund                   86,000        5,737,920
                                                                           ------------
                                                                              9,394,470
                                                                           ------------

FOOTWEAR - 0.9%
Brown Shoe Company, Inc.                                       115,000        4,502,250
                                                                           ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                   NUMBER OF       MARKET
                                                     SHARES         VALUE
COMMON STOCKS (CONTINUED)
GAS UTILITIES - 0.5%
Southern Union Company*                               100,000  $  2,455,000
                                                               ------------

HEALTH CARE FACILITIES - 4.5%
Community Health Systems, Inc.*                       130,000     4,912,700
Triad Hospitals, Inc.*(1)                             210,000    11,474,400
Universal Health Services, Inc. (Cl.B.)               100,000     6,218,000
                                                               ------------
                                                                 22,605,100
                                                               ------------

HEALTH CARE SERVICES - 1.1%
Hooper Holmes, Inc.                                 1,076,900     4,469,135
NDCHealth Corporation                                  62,600     1,124,922
                                                               ------------
                                                                  5,594,057
                                                               ------------

HOUSEWARES & SPECIALTIES - 0.4%
Newell Rubbermaid, Inc.                                82,000     1,954,880
                                                               ------------

INDUSTRIAL CONGLOMERATES - 0.9%
Alleghany Corporation*                                 15,300     4,544,100
                                                               ------------

INDUSTRIAL MACHINERY - 0.9%
Capstone Turbine Corporation*                       1,350,000     1,714,500
Quixote Corporation                                   123,300     2,417,913
Valmont Industries, Inc.                               12,900       332,820
                                                               ------------
                                                                  4,465,233
                                                               ------------

INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                64,000     1,247,360
                                                               ------------

INTEGRATED OIL & GAS - 2.5%
Murphy Oil Corporation                                232,000    12,117,360
                                                               ------------

INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
Global Crossing, Ltd.*                                101,900     1,739,433
                                                               ------------

IT CONSULTING & OTHER SERVICES - 0.9%
Acxiom Corporation(1)                                 102,100     2,131,848
Keane, Inc.*                                          154,000     2,109,800
                                                               ------------
                                                                  4,241,648
                                                               ------------

MARINE - 0.7%
Frontline, Ltd.                                        87,000     3,500,880
                                                               ------------

MULTI-LINE INSURANCE - 1.1%
American Financial Group, Inc.                        155,000     5,195,600
                                                               ------------

OIL & GAS DRILLING - 1.9%
Grey Wolf, Inc.*                                      839,000     6,216,990
Nabors Industries, Ltd.*                               53,000     3,212,860
                                                               ------------
                                                                  9,429,850
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES - 1.5%
Key Energy Services, Inc.*                            620,000     7,477,200
                                                               ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                 NUMBER OF         MARKET
                                                  SHARES            VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION - 1.8%
Denbury Resources, Inc.*(1)                         20,900     $    831,193
Pioneer Natural Resources Company                  188,869        7,947,608
                                                               ------------
                                                                  8,778,801
                                                               ------------

OIL & GAS STORAGE & TRANSPORTATION - 3.0%
Williams Companies, Inc.                           785,000       14,915,000
                                                               ------------

PACKAGED FOODS & MEATS - 3.6%
American Italian Pasta Company                      92,000        1,933,840
Hain Celestial Group, Inc.*                        110,000        2,145,000
Hormel Foods Corporation                           220,000        6,452,600
Tyson Foods, Inc.                                  400,000        7,120,000
                                                               ------------
                                                                 17,651,440
                                                               ------------

PAPER PACKAGING - 1.8%
Bemis Company, Inc.                                160,000        4,246,400
Sonoco Products Company                            174,000        4,611,000
                                                               ------------
                                                                  8,857,400
                                                               ------------

PHARMACEUTICALS - 0.4%
Hollis-Eden Pharmaceuticals, Inc.*                 192,403        1,423,782
Ligand Pharmaceuticals, Inc. (Cl.B)*                72,200          501,790
                                                               ------------
                                                                  1,925,572
                                                               ------------

PROPERTY & CASUALTY INSURANCE - 4.3%
First American Corporation                         238,500        9,573,390
United America Indemnity, Ltd.*                    117,000        2,011,230
W.R. Berkley Corporation                           270,000        9,633,600
                                                               ------------
                                                                 21,218,220
                                                               ------------

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Bimini Mortgage Management, Inc.                   237,000        3,341,700
HomeBanc Corporation                               434,400        3,948,696
MortgageIt Holdings, Inc.                          388,800        7,095,600
                                                               ------------
                                                                 14,385,996
                                                               ------------

REGIONAL BANKS - 2.1%
Corus Bankshares, Inc.                              13,600          754,664
Mercantile Bankshares Corporation                   67,000        3,452,510
Wilmington Trust Corporation                        97,900        3,525,379
Zions Bancorporation                                38,000        2,794,140
                                                               ------------
                                                                 10,526,693
                                                               ------------

SEMICONDUCTOR EQUIPMENT - 1.2%
Ultratech, Inc.*                                   331,000        6,057,300
                                                               ------------

SEMICONDUCTORS - 2.5%
Applied Micro Circuits Corporation*                760,000        1,945,600

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                                      PRINCIPAL
                                                                      AMOUNT OR
                                                                      NUMBER OF         MARKET
                                                                        SHARES           VALUE
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS (CONTINUED)
IXYS Corporation*                                                       604,100     $  8,566,138
Stats ChipPAC, Ltd. ADR*                                                261,000        1,858,320
                                                                                    ------------
                                                                                      12,370,058
                                                                                    ------------

SPECIALTY CHEMICALS - 1.1%
H.B. Fuller Company                                                     100,000        3,406,000
Material Sciences Corporation*                                           85,700        1,247,792
Minerals Technologies, Inc.                                              15,000          924,000
                                                                                    ------------
                                                                                       5,577,792
                                                                                    ------------

SPECIALTY STORES - 1.8%
Bombay Company, Inc.*                                                   661,200        3,768,840
Borders Group, Inc.                                                     200,000        5,062,000
                                                                                    ------------
                                                                                       8,830,840
                                                                                    ------------

TIRES & RUBBER - 1.4%
Bandag, Inc.                                                            150,000        6,907,500
                                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS - 1.5%
Hughes Supply, Inc.                                                     257,600        7,238,560
                                                                                    ------------

TRUCKING - 0.9%
SCS Transportation, Inc.*                                                11,000          195,800
Werner Enterprises, Inc.                                                225,000        4,419,000
                                                                                    ------------
                                                                                       4,614,800
                                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Facilities, Inc.*                                              411,400        2,604,162
                                                                                    ------------
TOTAL COMMON STOCKS
       (cost $357,883,301)                                                           472,575,280
                                                                                    ------------

WARRANTS - 0.0%
Electric City Corporation                                               442,750          175,801
                                                                                    ------------
TOTAL WARRANTS
       (cost $414,564)                                                                   175,801
                                                                                    ------------

COMMERCIAL PAPER - 2.4%
BANKING - 1.0%
ING (US) Funding, LLC.:
     3.08%, 07-08-05                                               $  2,000,000     $  1,998,802
     3.25%, 08-04-05                                               $  1,200,000        1,196,317
                                                                                    ------------
                                                                                       3,195,119

UBS Finance (DE) Inc.,
     3.15%, 07-11-05                                               $  1,700,000        1,698,513
                                                                                    ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES



                                                      PRINCIPAL         MARKET
                                                       AMOUNT            VALUE
COMMERCIAL PAPER (CONTINUED)
BROKERAGE - 0.8%
Goldman Sachs Group, Inc.,
     3.23%, 07-18-05                               $  2,000,000     $  1,996,949
                                                                    ------------

Merrill Lynch & Company, Inc.,
     3.07%, 07-05-05                                  1,800,000        1,799,386
                                                                    ------------

FINANCIAL - OTHER - 0.3%
Countrywide Financial,
     3.45%, 07-01-05                                  1,800,000        1,800,000
                                                                    ------------

NON U.S. BANKING - 0.3%
Bank of Ireland,
     3.20%, 07-27-05                                  1,500,000        1,496,533
                                                                    ------------

TOTAL COMMERCIAL PAPER
   (cost $11,986,500)                                                 11,986,500
                                                                    ------------

ASSET BACKED SECURITIES - 2.9%
DIVERSIFIED - 1.2%
Amsterdam Funding Corporation:
     3.22%, 07-22-05                                  1,500,000        1,497,183
     3.26%, 08-03-05                                  2,300,000        2,293,127
     3.25%, 08-05-05                                  2,000,000        1,993,681
                                                                    ------------
                                                                       5,783,991
                                                                    ------------

MISCELLANEOUS RECEIVABLES - 0.3%
Falcon Asset Securitization,
   3.20%, 07-20-05                                    1,500,000        1,497,467
                                                                    ------------

SECURITIES - 0.8%
Asset One Securitization:
     3.12%, 07-06-05                                  1,500,000        1,499,350
     3.21%, 07-12-05                                  1,000,000          999,019
     3.18%, 07-15-05                                  1,500,000        1,498,145
                                                                    ------------
                                                                       3,996,514
                                                                    ------------

TRADE RECEIVABLES - 0.6%
Eureka Securitization,
     3.24%, 07-28-05                                  2,100,000        2,094,897
     3.30%, 08-08-05                                  1,000,000          996,517
                                                                    ------------
                                                                       3,091,414
                                                                    ------------
TOTAL ASSET BACKED SECURITIES
   (cost $14,369,385)                                                 14,369,386
                                                                    ------------



                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES



                                                                  PRINCIPAL           MARKET
                                                                   AMOUNT              VALUE
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of $400,031
     (Collateralized by FHLMC, 4.50%, 12-01-09 with a value
     of $405,570)                                               $    400,000      $    400,000
                                                                                  ------------
TOTAL REPURCHASE AGREEMENT
     (cost $400,000)                                                                   400,000
                                                                                  ------------
TOTAL INVESTMENTS
     (cost $386,533,750) - 100.6%                                                  501,596,479
LIABILITIES, LESS CASH & OTHER ASSETS - (0.6%)                                      (2,897,176)
                                                                                  ------------
TOTAL NET ASSETS - 100.0%                                                         $498,699,303
                                                                                  ============

For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $386,767,728. For federal income tax purposes, the net unrealized appreciation on investments amounted to $114,828,751 which consisted of $128,465,888 of aggregate gross unrealized appreciation and $13,637,137 of aggregate gross unrealized depreciation.

* Non-income producing security
ADR (American Depositary Receipt)
(1)  Security is segregated as collateral for written option contracts.
(2) Security is a 144A security. The total market value of 144A securities is $1,476,562 (cost $1,250,000), or 0.3% of total net assets.
(3) Security is illiquid. The total market value of illiquied securities is $7,107,575 (cost $8,590,877), or 1.4% of total net assets.


MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                                                 EXPIRATION       EXERCISE    NUMBER OF       MARKET
COMMON STOCK                                                        DATE           PRICE      CONTRACTS        VALUE
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation                                               8/22/2005   $      45.00          1,300   $     84,500
Denbury Resources, Inc.                                           9/19/2005          35.00            209        114,950
Phelps Dodge Corporation                                          7/18/2005         100.00            328          8,200
Phelps Dodge Corporation                                          7/18/2005         110.00             36            360
Triad Hospitals, Inc.                                             7/18/2005          50.00            550        247,500
Triad Hospitals, Inc.                                             8/22/2005          55.00            450         74,250
Usec, Inc.                                                       10/24/2005          17.50          1,450         58,000
                                                                                             ------------   ------------
Total call options outstanding (premiums received, $882,009)                                        4,323   $    587,760
                                                                                             ============   ============


MID CAP VALUE SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                                                EXPIRATION        EXERCISE     NUMBER OF      MARKET
COMMON STOCK                                                      DATE             PRICE       CONTRACTS      VALUE
-------------------------------------------------------------------------------------------------------------------------
Frontline, Ltd.                                                  11/21/2005   $      35.00            507   $    101,400
Phelps Dodge Corporation                                         10/24/2005          85.00            310        111,600
                                                                                             ------------   ------------
Total call options outstanding (premiums received, $348,952)                                          817   $    213,000
                                                                                             ============   ============


                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)
                  SECURITY EQUITY FUND - MID CAP VALUE SERIES


   SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

   Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                    NUMBER OF        MARKET
                                                     SHARES           VALUE
COMMON STOCKS - 100.0%
AEROSPACE & DEFENSE - 5.6%
L-3 Communications Holdings, Inc.                     15,000     $  1,148,700
                                                                 ------------

AIR FREIGHT & LOGISTICS - 5.0%
FedEx Corporation                                     12,800        1,036,928
                                                                 ------------

BIOTECHNOLOGY - 4.6%
Amgen, Inc.*                                          15,500          937,130
                                                                 ------------

BREWERS - 0.5%
Anheuser-Busch Companies, Inc.                         2,200          100,650
                                                                 ------------

BROADCASTING & CABLE TV - 2.8%
Univision Communications, Inc.*                       21,000          578,550
                                                                 ------------

COMMUNICATIONS EQUIPMENT - 10.1%
3Com Corporation*                                    123,000          447,720
ADC Telecommunications, Inc.*                         41,828          910,596
Cisco Systems, Inc.*                                  38,000          726,180
                                                                 ------------
                                                                    2,084,496
                                                                 ------------

CONSTRUCTION & ENGINEERING - 7.1%
Shaw Group, Inc.*                                     68,000        1,462,680
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES - 4.0%
First Data Corporation                                20,000          802,800
                                                                 ------------

ELECTRIC UTILITIES - 7.2%
KFx, Inc.*                                           104,300        1,490,447
                                                                 ------------

HEALTH CARE EQUIPMENT - 4.2%
Medtronic, Inc.                                       16,600          859,714
                                                                 ------------

HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                      15,000          583,500
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES - 5.0%
Carnival Corporation                                  19,000        1,036,450
                                                                 ------------

HYPERMARKETS & SUPERCENTERS - 3.7%
Wal-Mart Stores, Inc.                                 16,000          771,200
                                                                 ------------

INDUSTRIAL GASES - 4.5%
Praxair, Inc.                                         20,000          932,000
                                                                 ------------

MOVIES & ENTERTAINMENT - 4.0%
Viacom, Inc. (Cl.B)                                   25,400          813,308
                                                                 ------------

MULTI-LINE INSURANCE - 3.8%
American International Group, Inc.                    13,500          784,350
                                                                 ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                    NUMBER OF         MARKET
                                                     SHARES            VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES - 6.1%
BJ Services Company                                     24,000     $  1,259,520
                                                                   ------------

OIL & GAS STORAGE & TRANSPORTATION - 7.1%
Williams Companies, Inc.                                77,500        1,472,500
                                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.6%
Citigroup, Inc.                                         20,300          938,469
                                                                   ------------

PHARMACEUTICALS - 4.6%
Johnson & Johnson                                       14,500          942,500
                                                                   ------------

SEMICONDUCTOR EQUIPMENT - 0.6%
Mindspeed Technologies, Inc.*                          100,000          122,000
                                                                   ------------

SOFT DRINKS - 2.1%
PepsiCo, Inc.                                            7,900          426,047
                                                                   ------------

TOTAL COMMON STOCKS
     (cost $17,147,792)                                              20,583,939
                                                                   ------------
TOTAL INVESTMENTS - 100.0%
     (cost $17,147,792)                                              20,583,939
CASH & OTHER ASSETS, LESS LIABILITIES - 0.0%                              6,536
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $ 20,590,475
                                                                   ============


The identified cost of investments owned at June 30, 2005 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $3,436,147 which consisted of $4,624,304 of aggregate gross unrealized appreciation, and $1,188,157 of aggregate gross unrealized depreciation.

* Non-Income producing security.


SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES


The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES


                                               NUMBER OF         MARKET
                                                SHARES            VALUE
COMMON STOCKS - 91.2%
AEROSPACE & DEFENSE - 3.6%
DRS Technologies, Inc.                            7,640       $    391,779
Engineered Support Systems, Inc.                 12,245            438,738
Mercury Computer Systems, Inc.*                  13,650            373,601
                                                              ------------
                                                                 1,204,118
                                                              ------------

AGRICULTURAL PRODUCTS - 1.0%
Central Garden & Pet Company*                     6,850            336,472
                                                              ------------

APPAREL RETAIL - 1.0%
Jos. A. Bank Clothiers, Inc.*                     7,797            337,610
                                                              ------------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.9%
Ashworth, Inc.*                                  34,810            313,638
                                                              ------------

APPLICATION SOFTWARE - 6.2%
Bottomline Technologies, Inc.*                   20,750            310,628
Epicor Software Corporation*                     19,830            261,756
SafeNet, Inc.*                                   14,940            508,856
Sonic Solutions*                                 16,090            299,274
Synplicity, Inc.*                                60,130            325,303
Ultimate Software Group, Inc.*                    4,300             70,520
Witness Systems, Inc.*                           16,220            295,691
                                                              ------------
                                                                 2,072,028
                                                              ------------

AUTO PARTS & EQUIPMENT - 0.6%
IMPCO Technologies, Inc.*                        41,530            199,759
                                                              ------------

BIOTECHNOLOGY - 2.4%
Alexion Pharmaceuticals, Inc.*                   11,930            274,867
QLT, Inc.*                                       24,550            255,811
Rigel Pharmaceuticals, Inc.*                     14,200            282,864
                                                              ------------
                                                                   813,542
                                                              ------------

BUILDING PRODUCTS - 0.2%
Drew Industries, Inc.*                            1,300             59,020
                                                              ------------

CASINOS & GAMING - 3.5%
Century Casinos, Inc.*                           34,410            258,763
Mikohn Gaming Corporation*                       16,350            240,754
Scientific Games Corporation*                    25,240            679,713
                                                              ------------
                                                                 1,179,230
                                                              ------------

COMPUTER STORAGE & PERIPHERALS - 0.9%
M-Systems Flash Disk Pioneers, Ltd.*             15,580            298,669
                                                              ------------

CONSTRUCTION MATERIALS - 0.8%
Headwaters, Inc.*                                 8,190            281,572
                                                              ------------

DISTRIBUTORS - 0.6%
Beacon Roofing Supply, Inc.*                      7,970            209,611
                                                              ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES


                                                      NUMBER OF     MARKET
                                                        SHARES      VALUE
COMMON STOCKS (CONTINUED)
DIVERSIFIED BANKS - 0.3%
Western Alliance Bancorp*                                3,400    $     86,360
                                                                  ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.1%
FirstService Corporation*                               22,460         448,526
McGrath Rentcorp                                        25,370         601,269
                                                                  ------------
                                                                     1,049,795
                                                                  ------------

EDUCATION SERVICES - 1.5%
Laureate Education, Inc.*                               10,320         493,915
                                                                  ------------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.2%
BEI Technologies, Inc.                                  11,350         302,818
Optimal Group, Inc.*                                    25,880         417,962
                                                                  ------------
                                                                       720,780
                                                                  ------------

ELECTRONIC MANUFACTURING SERVICES - 1.3%
RadiSys Corporation*                                    26,900         434,435
                                                                  ------------

ENVIRONMENTAL & FACILITIES SERVICES - 1.0%
Rollins, Inc.                                           16,520         331,061
                                                                  ------------

GENERAL MERCHANDISE STORES - 0.5%
Tuesday Morning Corporation                              5,060         159,491
                                                                  ------------

HEALTH CARE DISTRIBUTORS - 1.3%
Priority Healthcare Corporation (Cl.B)*                 16,630         421,737
                                                                  ------------

HEALTH CARE EQUIPMENT - 5.5%
Encore Medical Corporation*                             64,650         358,808
Laserscope*                                              5,860         242,838
SonoSite, Inc.*                                          6,120         189,965
Spectranetics Corporation*                              64,870         436,575
Symmetry Medical, Inc.*                                 10,050         236,577
Syneron Medical, Ltd.*                                  10,140         371,023
                                                                  ------------
                                                                     1,835,786
                                                                  ------------

HEALTH CARE FACILITIES - 1.1%
Kindred Healthcare, Inc.*                                9,080         359,659
                                                                  ------------

HEALTH CARE SERVICES - 8.4%
AMN Healthcare Services, Inc.*                          27,000         405,810
Amedisys, Inc.*                                          7,550         277,689
Chemed Corporation                                       8,440         345,027
LabOne, Inc.*                                           11,150         443,881
Lifeline Systems, Inc.*                                 12,680         407,282
Matria Healthcare, Inc.                                  8,670         279,434
Merge Technologies, Inc.*                               20,330         381,188
Providence Service Corporation*                         10,090         250,535
                                                                  ------------
                                                                     2,790,846
                                                                  ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES


                                               NUMBER OF          MARKET
                                                SHARES             VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE SUPPLIES - 2.1%
Orthovita, Inc.*                                  59,630       $    234,346
PolyMedica Corporation                            12,760            455,022
                                                               ------------
                                                                    689,368
                                                               ------------

HOME FURNISHINGS - 0.3%
Design Within Reach, Inc.*                         5,200             94,120
                                                               ------------

HOME IMPROVEMENT RETAIL - 0.9%
Building Materials Holding Corporation             4,150            287,553
                                                               ------------

HOTELS, RESORTS & CRUISE LINES - 2.2%
Kerzner International, Ltd.*                       4,650            264,817
Steiner Leisure, Ltd.*                            12,710            471,160
                                                               ------------
                                                                    735,977
                                                               ------------

HOUSEWARES & SPECIALTIES - 1.3%
Jarden Corporation*                                8,100            436,752
                                                               ------------

INTERNET SOFTWARE & SERVICES - 12.2%
Digitas, Inc.*                                    42,870            489,147
Equinix, Inc.*                                     8,600            372,724
Infocrossing, Inc.*                               20,940            261,122
InfoSpace, Inc.*                                  16,230            534,454
j2 Global Communications, Inc.*                   14,280            491,803
Keynote Systems, Inc.*                            41,740            487,106
Online Resources Corporation                      33,700            381,147
Openwave Systems, Inc.*                           14,840            243,376
RADVision, Ltd.*                                  20,810            276,565
Radware, Ltd.*                                     9,670            174,834
ValueClick, Inc.*                                 28,430            350,542
                                                               ------------
                                                                  4,062,820
                                                               ------------

OIL & GAS DRILLING - 2.7%
Grey Wolf, Inc.*                                  35,490            262,981
Patterson-UTI Energy, Inc.                        11,540            321,158
Unit Corporation*                                  6,970            306,750
                                                               ------------
                                                                    890,889
                                                               ------------

OIL & GAS EQUIPMENT & SERVICES - 3.6%
Cal Dive International, Inc.*                      3,120            163,394
Hydril*                                              300             16,305
Maverick Tube Corporation*                        11,480            342,104
Oil States International, Inc.*                   12,610            317,394
Superior Energy Services, Inc.*                   19,960            355,288
                                                               ------------
                                                                  1,194,485
                                                               ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.8%
Portfolio Recovery Associates, Inc.*               6,640            279,013
                                                               ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES


                                             NUMBER OF         MARKET
                                              SHARES            VALUE
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS - 1.8%
AtheroGenics, Inc.*                            16,380       $    261,752
Salix Pharmaceuticals, Ltd.*                   18,640            329,182
                                                            ------------
                                                                 590,934
                                                            ------------

PROPERTY & CASUALTY INSURANCE - 2.8%
Infinity Property & Casualty Corporation       10,160            354,381
Tower Group, Inc.                              36,840            575,809
                                                            ------------
                                                                 930,190
                                                            ------------

REAL ESTATE INVESTMENT TRUSTS - 1.5%
KKR Financial Corporation*                     19,910            497,750
                                                            ------------

REGIONAL BANKS - 1.2%
PrivateBancorp, Inc.                           10,930            386,703
                                                            ------------

RESTAURANTS - 2.1%
Cosi, Inc.*                                    47,630            327,694
Rare Hospitality International, Inc.*          11,990            365,335
                                                            ------------
                                                                 693,029
                                                            ------------

SEMICONDUCTOR EQUIPMENT - 0.6%
Ultratech, Inc.*                               11,810            216,123
                                                            ------------

SEMICONDUCTORS - 4.5%
Microsemi Corporation*                         14,020            263,576
O2Micro International, Ltd.*                   30,570            429,508
SiRF Technology Holdings, Inc.*                14,020            247,874
SRS Labs, Inc.*                                52,330            319,213
Volterra Semiconductor Corporation*            15,840            235,858
                                                            ------------
                                                               1,496,029
                                                            ------------

SPECIALTY STORES - 1.0%
Guitar Center, Inc.*                            5,570            325,121
                                                            ------------

TRUCKING - 1.7%
Old Dominion Freight Line, Inc.*                5,440            145,955
Vitran Corporation, Inc.*                      26,700            421,860
                                                            ------------
                                                                 567,815
                                                            ------------

TOTAL COMMON STOCKS
     (cost $24,085,189)                                       30,363,805
                                                            ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                      PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
REPURCHASE AGREEMENT - 8.9%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of
     $2,963,230 (Collateralized by FHLMC, 4.00%,
     03-01-09 and FNMA, 2.875%, 10-15-05  with a
     value of $564,997 and $2,457,264)               $  2,963,000   $ 2,963,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENT
     (cost $2,963,000)                                                2,963,000
                                                                    -----------
TOTAL INVESTMENTS - 100.1%
     (cost $27,048,189)                                              33,326,805
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                          (23,789)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $33,303,016
                                                                    ===========


For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $27,194,701. For federal income tax purposes, the net unrealized appreciation on investments amounted to $6,132,104, which consisted of $6,655,332 of aggregate gross unrealized appreciation and $523,228 of aggregate gross unrealized depreciation.

* Non-Income producing security.



SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES

                                               NUMBER OF        MARKET
                                                SHARES           VALUE
COMMON STOCKS - 93.2%
AIR FREIGHT & LOGISTICS - 2.0%
FedEx Corporation                                 4,200      $    340,242
                                                             ------------

AIRLINES - 1.8%
Southwest Airlines Company                       21,800           303,674
                                                             ------------

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
Bank of New York Company, Inc.                    4,700           135,266
                                                             ------------

BIOTECHNOLOGY - 2.4%
Amgen, Inc.*                                      6,800           411,128
                                                             ------------

BROADCASTING & CABLE TV - 3.8%
Comcast Corporation*                              3,737           114,726
Univision Communications, Inc.*                  18,800           517,940
                                                             ------------
                                                                  632,666
                                                             ------------

COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc.*                    22,585           491,675
Cisco Systems, Inc.*                             26,700           510,237
                                                             ------------
                                                                1,001,912
                                                             ------------

COMPUTER HARDWARE - 1.7%
Dell, Inc.*                                       7,300           288,423
                                                             ------------

CONSTRUCTION & ENGINEERING - 2.4%
Shaw Group, Inc.*                                18,500           397,935
                                                             ------------

CONSUMER FINANCE - 4.3%
American Express Company                          6,550           348,657
MBNA Corporation                                 14,500           379,320
                                                             ------------
                                                                  727,977
                                                             ------------

DATA PROCESSING & OUTSOURCED SERVICES - 2.6%
First Data Corporation                           10,850           435,519
                                                             ------------

DIVERSIFIED BANKS - 3.2%
Wells Fargo & Company                             8,600           529,588
                                                             ------------

DRUG RETAIL - 3.1%
CVS Corporation                                  18,200           529,074
                                                             ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.8%
Power-One, Inc.*                                 49,000           309,190
                                                             ------------

GENERAL MERCHANDISE STORES - 1.7%
Target Corporation                                5,100           277,491
                                                             ------------

HEALTH CARE EQUIPMENT - 5.0%
Medtronic, Inc.                                   9,600           497,184
Zimmer Holdings, Inc.*                            4,400           335,148
                                                             ------------
                                                                  832,332
                                                             ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES


                                               NUMBER OF         MARKET
                                                SHARES            VALUE
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 4.7%
Home Depot, Inc.                                  13,800      $    536,820
Lowe's Companies, Inc.                             4,300           250,346
                                                              ------------
                                                                   787,166
                                                              ------------

HOUSEHOLD PRODUCTS - 2.8%
Procter & Gamble Company                           9,000           474,750
                                                              ------------

INDUSTRIAL CONGLOMERATES - 1.2%
3M Company                                         2,800           202,440
                                                              ------------

INDUSTRIAL GASES - 2.1%
Praxair, Inc.                                      7,400           344,840
                                                              ------------

INSURANCE BROKERS - 2.9%
Marsh & McLennan Companies, Inc.                  17,600           487,520
                                                              ------------

INTEGRATED TELECOMMUNICATION SERVICES - 3.9%
SBC Communications, Inc.                          10,948           260,015
Verizon Communications, Inc.                      11,500           397,325
                                                              ------------
                                                                   657,340
                                                              ------------

INTERNET RETAIL - 0.6%
eBay, Inc.*                                        3,000            99,030
                                                              ------------

MANAGED HEALTH CARE - 4.6%
UnitedHealth Group, Inc.                           6,200           323,268
WellPoint, Inc.*                                   6,400           445,696
                                                              ------------
                                                                   768,964
                                                              ------------

MOVIES & ENTERTAINMENT - 5.5%
Time Warner, Inc.*                                29,000           484,590
Viacom, Inc. (Cl.B)                               14,000           448,280
                                                              ------------
                                                                   932,870
                                                              ------------

MULTI-LINE INSURANCE - 4.1%
American International Group, Inc.                11,854           688,717
                                                              ------------

OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                4,000           209,920
                                                              ------------

OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation                       500            41,075
                                                              ------------

OIL & GAS STORAGE & TRANSPORTATION - 1.0%
Williams Companies, Inc.                           9,100           172,900
                                                              ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.4%
JP Morgan Chase & Company                          6,800           240,176
                                                              ------------

PHARMACEUTICALS - 2.9%
Johnson & Johnson                                  7,604           494,260
                                                              ------------

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES


                                                   PRINCIPAL
                                                   AMOUNT OR
                                                   NUMBER OF           MARKET
                                                    SHARES             VALUE
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 3.0%
Intel Corporation                                       19,500      $    508,170
                                                                    ------------

SOFT DRINKS - 4.5%
Coca-Cola Company                                        9,300           388,275
PepsiCo, Inc.                                            7,000           377,510
                                                                    ------------
                                                                         765,785
                                                                    ------------

SYSTEMS SOFTWARE - 3.9%
Microsoft Corporation                                   26,500           658,260
                                                                    ------------

TOTAL COMMON STOCKS
     (cost $16,122,289)                                               15,686,600
                                                                    ------------

U. S. GOVERNMENT SPONSORED AGENCIES - 4.8%
Federal Home Loan Bank,
     3.17%, 07-20-05                              $    800,000           798,662
                                                                    ------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $798,662)                                                     798,662
                                                                    ------------

REPURCHASE AGREEMENT - 2.1%
United Missouri Bank, 2.80%, dated 06-30-05,
     matures 07-01-05; repurchase amount of
     $354,028 (Collateralized by FHLMC, 4.50%,
     06-01-09 with a value of $361,081)           $    354,000           354,000
                                                                    ------------

TOTAL REPURCHASE AGREEMENT
     (cost $354,000)                                                     354,000
                                                                    ------------
TOTAL INVESTMENTS - 100.1%
     (cost $17,274,951)                                               16,839,262
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                            (8,603)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 16,830,659
                                                                    ============


For federal income tax purposes the identified cost of investments owned at June 30, 2005 was $17,275,756. For federal income tax purposes, the net unrealized depreciation on investments amounted to $436,494, which consisted of $1,898,056 of aggregate gross unrealized appreciation and $2,334,550 of aggregate gross unrealized depreciation.

* Non-income producing security.

                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2005 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES


SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              SECURITY EQUITY FUND

                                              By:   Michael G. Odlum
                                                    ----------------------------
                                                    Michael G. Odlum, President

                                              Date: August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              By:   Michael G. Odlum
                                                    ----------------------------
                                                    Michael G. Odlum, President

                                              Date: August 26, 2005


                                              By:   Brenda M. Harwood
                                                    ----------------------------
                                                    Brenda M. Harwood, Treasurer

                                              Date: August 26, 2005